Cover	Oct. 19, 2026
Cover [Abstract]
form	8-K
Amendment Flag	false
period	Oct. 19, 2026
File Number	333-289122
name of registrant	Elventix Technology Corporation
Entity Central Index Key	0002076765
Tax Identification No	37-2173013
incorporation state	WY
address	Avinguda de Blondel, 21
city	Lleida
country	ES
zip code	25002
area code	256
phone number	570-1612
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Emerging growth company	true
extended transition period	false